Notes Payable-Related Party (Details Narrative) - USD ($)				1 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended
	Aug. 01, 2022	Jun. 21, 2021	Dec. 01, 2020	Dec. 31, 2021	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 31, 2023	Sep. 30, 2022	Aug. 31, 2022	Dec. 28, 2021	Mar. 09, 2021
Defined Benefit Plan Disclosure [Line Items]
Accrued interest						$ 56,958	$ 102,373	$ 164,807	$ 39,201
Debt instrument maturiy date description				In December of 2021, the maturity dates of these loans were further extended to June 30, 2022. In July of 2022, the notes were extended to June 30, 2023.
Increase accrued interest								0
Payments upon subscription							685,473	$ 685,473	$ 50,000
Principal amount											$ 500,000
Interest rate												10.00%	10.00%	1.00%
Warrants to purchase of common stock										127,260			62,500
Related Party [Member]
Defined Benefit Plan Disclosure [Line Items]
Interest expense					$ 2,588		6,825
Officers Spouse [Member]
Defined Benefit Plan Disclosure [Line Items]
Proceeds from related party					139,229		685,473
Accrued interest					$ 25,917		102,373
Loan transaction amount		$ 120,000	$ 426,243
Related Party Transaction, Rate		7.50%	7.50%
Related Party Transaction, Date			Dec. 31, 2021
Interest paid							$ 104,968
Payments upon subscription	$ 50,000
Principal amount	$ 50,000
Interest rate	6.00%
Warrants to purchase of common stock	2,500
Repayments of accrued interest											$ 822
Related Party Officer [Member]
Defined Benefit Plan Disclosure [Line Items]
Loan transaction amount			$ 139,229
Related Party Transaction, Rate			7.50%